SEGMENTAL INFORMATION - Revenues from External Customers (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) charter	Dec. 31, 2014 USD ($)
Segment Reporting [Abstract]
Number of charterers during the year | charter		3
Benchmark percentage of revenue for major customer	10.00%		10.00%
The Cool Pool Limited | Sales Revenue, net | Customer Concentration Risk [Member]
Revenues from external customers:
Concentration risk amount	$ 51,075	$ 5,771	$ 0
Concentration risk percentage	77.00%	6.00%	0.00%
Time and voyage charter revenues	$ 51,100
NFE Transport Partners LLC [Member] | Sales Revenue, net | Customer Concentration Risk [Member]
Revenues from external customers:
Concentration risk percentage	12.00%	0.00%	0.00%
Time and voyage charter revenues	$ 7,975	$ 0	$ 0
Nigeria LNG Ltd | Sales Revenue, net | Customer Concentration Risk [Member]
Revenues from external customers:
Concentration risk amount	$ 0	$ 37,994	$ 0
Concentration risk percentage	0.00%	42.00%	0.00%
Major commodity trading company | Sales Revenue, net | Customer Concentration Risk [Member]
Revenues from external customers:
Concentration risk amount	$ 0	$ 16,167	$ 15,761
Concentration risk percentage	0.00%	18.00%	17.00%
Major Japanese trading company | Sales Revenue, net | Customer Concentration Risk [Member]
Revenues from external customers:
Concentration risk amount	$ 0	$ 0	$ 55,975
Concentration risk percentage	0.00%	0.00%	59.00%
Collaborative Arrangement
Revenues from external customers:
Time and voyage charter revenues	$ 13,730	$ 0	$ 0
Collaborative Arrangement | The Cool Pool Limited | Sales Revenue, net | Customer Concentration Risk [Member]
Revenues from external customers:
Time and voyage charter revenues	13,700
Non-collaborative Arrangement Transactions
Revenues from external customers:
Time and voyage charter revenues	52,302	$ 90,127	$ 95,399
Non-collaborative Arrangement Transactions | The Cool Pool Limited | Sales Revenue, net | Customer Concentration Risk [Member]
Revenues from external customers:
Time and voyage charter revenues	$ 37,300